Related Party Transactions - Schedule of Summary of Trade Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Marketing expenses to related parties	$ 50,102	$ 52,873
Accoplus Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Marketing expenses to related parties	34,896	13,321
Accolade IP Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Marketing expenses to related parties	15,206	39,552
Winxam Consultancy Pte Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Professional fee to a related party		2,456
Winxam Consultancy Pte Ltd [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Professional fee to a related party	1,227
Corporate Secretarial Services [Member] | Accoplus Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services income from a related party	22,828
Corporate Secretarial Services [Member] | Winxam Consultancy Pte Ltd [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties	14,950	28,879
IP Registration Services [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties	78,634	194,663
IP Registration Services [Member] | Accolade IP Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties	78,634	190,399
IP Registration Services [Member] | Winxam Consultancy Pte Limited [Member]
Schedule of Summary of Trade Transactions with Related Parties [Line Items]
Services fee to a related parties		$ 4,264